ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† – 99.9%

China – 1.1%

Consumer Staples – 1.1%
JD Health International*	231,050	$643,284

Germany – 1.4%

Health Care – 1.4%
Siemens Healthineers	15,466	830,595

Italy – 1.7%

Health Care – 1.7%
DiaSorin	8,844	966,578

Japan – 2.5%

Health Care – 2.5%
PeptiDream*	45,600	840,415
Terumo	32,800	589,903
		1,430,318

Luxembourg – 1.5%

Health Care – 1.5%
Eurofins Scientific	14,181	841,533

Netherlands – 1.7%

Health Care – 1.7%
Koninklijke Philips*	34,764	981,080

Switzerland – 4.9%

Health Care – 4.9%
CRISPR Therapeutics*	15,065	863,074
Lonza Group	1,555	1,037,668
Tecan Group	2,463	915,528
		2,816,270

United Kingdom – 1.3%

Health Care – 1.3%
Smith & Nephew PLC	51,016	735,877

United States – 83.8%

Health Care – 81.3%
Abbott Laboratories	7,552	800,059
Agilent Technologies	6,333	895,486
Align Technology*	3,083	714,886
Alnylam Pharmaceuticals*	3,244	770,320
Arrowhead Pharmaceuticals*	38,119	1,088,679
Artivion*	35,655	968,033
Axogen*	142,130	1,247,902
Azenta*	15,608	972,222
Baxter International	17,850	639,387
Becton Dickinson	2,986	719,805
BioMarin Pharmaceutical*	8,474	714,612
Bio-Rad Laboratories, Cl A*	3,022	1,022,524
Boston Scientific*	12,528	925,569
Bristol-Myers Squibb	16,959	806,570
CareDx*	49,501	989,525
Catalent*	16,250	964,275

Description	Shares	Fair Value

United States – continued

Health Care – continued
Charles River Laboratories International*	4,614	$1,126,276
CONMED	8,688	599,820
Danaher	3,674	1,017,992
DexCom*	6,932	470,128
Edwards Lifesciences*	9,724	613,098
Exact Sciences*	17,538	801,136
Fulgent Genetics*	36,113	864,184
GE HealthCare Technologies	10,123	856,709
Globus Medical, Cl A*	10,042	722,622
GRAIL*	1,395	21,460
Guardant Health*	34,556	1,213,952
Health Catalyst*	80,013	589,696
Hologic*	10,705	873,635
Illumina*	8,366	1,025,672
Incyte*	14,401	937,073
Integra LifeSciences Holdings*	30,236	750,155
Intuitive Surgical*	2,374	1,055,505
IQVIA Holdings*	4,137	1,018,654
iRhythm Technologies*	7,922	683,273
Masimo*	5,370	574,483
Medpace Holdings*	1,926	736,734
Moderna*	6,300	751,086
Natera*	8,910	912,295
Novocure*	38,706	881,336
Omnicell*	25,668	749,762
Penumbra*	5,036	841,465
QIAGEN	18,997	845,177
QuidelOrtho*	18,901	742,620
Regeneron Pharmaceuticals*	910	982,063
Revvity	8,574	1,076,980
Roche Holding	2,766	898,066
STAAR Surgical*	24,601	1,014,791
Stryker	2,837	928,976
Teladoc Health*	51,208	482,891
Thermo Fisher Scientific	1,706	1,046,358
Twist Bioscience*	14,922	832,797
United Therapeutics*	2,414	756,282
Veeva Systems, Cl A*	3,544	680,200
Veracyte*	36,701	880,824
Vertex Pharmaceuticals*	2,053	1,017,713
		47,113,793

Information Technology – 1.6%
Novanta*	5,080	920,394

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Description	Shares	Fair Value

United States – continued

Materials – 0.9%
Ginkgo Bioworks Holdings*	1,358,485	$516,224
		48,550,411

Total Common Stock
(Cost $68,254,855)		57,795,946

SHORT-TERM INVESTMENT – 0.0%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(A)	11,574	11,574

Total Short-Term Investment
(Cost $11,574)		11,574

Total Investments - 99.9%
(Cost $68,266,429)		$57,807,520

Percentages based on Net Assets of $57,849,087.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate shown is the 7-day effective yield as of July 31, 2024.

Cl – Class

PLC – Public Limited Company

ROB-QH-001-2200